Earnings per share (Details)	12 Months Ended
	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)	165,847,972	165,847,972	165,910,907	165,741,713
Effect of treasury shares held	(154,020)	(154,020)	(100,672)	0
Effect of equity shares issued on exercise of stock options	64,432	64,432	103,801	103,695
Weighted average number of equity shares – Basic	165,758,384	165,758,384	165,914,036	165,845,408
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 117.63	$ 1.56	₨ 113.28	₨ 59.13